CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net loss	$ (33,987)	$ (23,746)	$ (625)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	17,997	17,095	10,341
Deferred taxes	(1,216)	(721)	(694)
Share-based compensation expenses	37,012	11,074	9,535
Share in losses of associated company	37	143	81
Gain from change in fair value of Warrants	(11,824)
Transaction costs allocated to Warrants	5,087
Foreign currency re-measurement (gain) loss	1,103	(576)	(521)
Changes in operating assets and liabilities, net of the effects of business combinations:
Other current assets	(14,694)	3,627	(1,278)
Trade payables	469	2,865	6,817
Deferred revenue	(432)	417	(1,873)
Accounts receivables	3,933	(3,869)	1,197
CA extended to customers	(330,510)	(266,149)	(171,105)
CA collected from customers	342,930	259,790	128,125
Other payables	691	15,416	12,030
Other long-term liabilities	(4,775)	(2,572)	1,750
Operating lease right-of-use assets	9,525
Other assets	(1,331)	(3,268)	(8,092)
Net cash provided by (used in) operating activities	20,015	9,526	(14,312)
Cash Flows from Investing Activities
Purchase of property, equipment and software	(6,891)	(4,992)	(9,149)
Capitalization of internal use software	(14,008)	(9,045)	(8,140)
Severance pay fund (contributions) distributions, net	(99)	378	(40)
Customer funds in transit, net	31,154	(37,713)	3,249
Investments in associated company			(6,501)
Acquisition of Optile, net of cash acquired		(15,482)
Net cash provided by (used in) investing activities	10,156	(66,854)	(20,581)
Cash Flows from Financing Activities
Exercise of options	19,000	849	1,044
Outstanding operating balances, net	1,054,530	1,659,944	292,699
Proceeds of long-term debt from related party	17,431		60,000
Repayment of long-term debt ($3,766 associated with related party transaction in 2021, refer to Notes 9 and 19 for further information)	(43,791)	(19,975)
Issuance of redeemable preferred stock and warrants, net		32,646
Redemption of redeemable preferred stock	(39,803)
Proceeds from Reverse Recapitalization, net	108,643
Proceeds from PIPE financing, net	280,185
Net cash provided by financing activities	1,396,195	1,673,464	353,743
Effect of exchange rate changes on cash and cash equivalents	(1,222)	636	521
Net change in cash, cash equivalents, restricted cash and customer funds	1,425,144	1,616,772	319,371
Cash, cash equivalents, restricted cash and customer funds at beginning of the period	3,413,289	1,796,517
Cash, cash equivalents, restricted cash and customer funds at end of the period	4,838,433	3,413,289	1,796,517
Supplemental disclosure of cash flow information:
Cash paid for taxes, net of refunds	3,689	5,713	1,937
Cash interest received	2,935	5,455	15,867
Cash interest paid	1,919	1,887	311
Supplemental information of investing and financing activities not involving cash flows:
Property, equipment, and software acquired but not paid	20	534	444
Internal use software capitalized but not paid	1,560	$ 988	$ 1,149
Right of use assets obtained in exchange for new operating lease liabilities	3,188
conversion of redeemable convertible preferred stock into Common Stock	$ 154,800